CONSOLIDATED BALANCE SHEETS (Parentheticals) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement Of Financial Position Parentheticals [Abstract]
Interest bearing deposits measured at fair value	€ 866	€ 527
Long-term debt measured at fair value	€ 0	€ 0
Common Stock Par Or Stated Value Per Share	€ 0.3	€ 0.3
Treasury stock shares outstanding	503,772	2,410,995
Common stock issued	9,147,151,527	9,147,151,527
Other Assets	€ 290	€ 307